Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Carrying amount of financial assets	€ 5,796,379	€ 5,895,760
Carrying amount of financial liabilities	14,249,510	15,326,777
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	8,734,362	9,763,867
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	59,942	40,641
Not classified
Financial instruments
Carrying amount of financial liabilities	5,455,206	5,522,269
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	864,500	762,068
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	864,500	762,068
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	80,044	123,081
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	80,044	123,081
Short-term debt
Financial instruments
Carrying amount of financial liabilities	2,099	456,904
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	2,099	456,904
Long-term debt
Financial instruments
Carrying amount of financial liabilities	6,836,108	7,447,562
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,015,977	5,972,767
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	340,921	767,328
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	6,836,108	7,447,562
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	4,140,701	4,145,946
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	4,140,701	4,145,946
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,326,058	2,391,216
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	951,611	974,252
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	59,942	40,641
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,314,505	1,376,323
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	15,388	4,315
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	15,388	4,315
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	15,388	4,315
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	26,615	4,890
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	26,615	4,890
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	26,615	4,890
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial liabilities	25,394
Derivatives embedded in vPPAs | Level 3
Financial instruments
Carrying amount of financial liabilities	25,394
Derivatives embedded in vPPAs | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	25,394
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	7,933	35,751
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	7,933	35,751
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,933	35,751
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	1,299,117	1,372,008
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	1,299,117	1,372,008
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,299,117	1,372,008
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	951,611	974,252
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	951,611	974,252
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,545,477	4,906,391
FVPL - Assets
Financial instruments
Carrying amount of financial assets	621,094	380,974
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	436,645	412,184
Not classified
Financial instruments
Carrying amount of financial assets	193,163	196,211
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,180,187	1,403,492
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	240,990	198,462
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	939,197	1,205,030
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	240,990	198,462
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,345,660	3,471,213
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,258,181	3,389,314
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	87,479	81,899
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	40,936	165,299
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	40,936	165,299
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	1,229,596	855,756
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	307,163	146,748
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	380,104	182,512
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	436,645	412,184
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	105,684	114,312
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	4,362	1,990
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	4,362	1,990
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	4,362	1,990
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	21,453	20,295
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	21,453	20,295
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	21,453	20,295
Equity investments.
Financial instruments
Carrying amount of financial assets	187,600	153,182
Equity investments. | Level 1
Financial instruments
Fair value of financial assets	90,483	48,888
Equity investments. | Level 2
Financial instruments
Fair value of financial assets	67,963	72,292
Equity investments. | Level 3
Financial instruments
Fair value of financial assets	29,154	32,002
Equity investments. | FVPL - Assets
Financial instruments
Carrying amount of financial assets	120,813	82,072
Equity investments. | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	66,787	71,110
Debt securities
Financial instruments
Carrying amount of financial assets	465,432	421,219
Debt securities | Level 1
Financial instruments
Fair value of financial assets	465,432	421,219
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	95,574	80,145
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	369,858	341,074
Other financial assets
Financial instruments
Carrying amount of financial assets	550,749	259,070
Other financial assets | Level 3
Financial instruments
Fair value of financial assets	142,264
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	307,163	146,748
Other financial assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	142,264
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 101,322	€ 112,322